UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	January 31
Date of reporting period:	January 31, 2026

REX-OspreyTM SOL + Staking ETF, REX-OspreyTM DOGE ETF and REX-OspreyTM ETH + Staking ETF (the “REX-Osprey ETFs”)

ITEM 1.(a).	Reports to Stockholders.

REX-Osprey™ SOL + Staking ETF Tailored Shareholder Report

annual shareholder report January 31, 2026 REX-Osprey™ SOL + Staking ETF Ticker: SSK (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the REX-Osprey™ SOL + Staking ETF for the period of July 2, 2025 (inception) to January 31, 2026. You can find additional information about the Fund at www.rexshares.com/ssk/. You can also request this information by contacting us at (844) 802-4004.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ SOL + Staking ETF	$386¹	7.80%²’³

¹	Costs are for the period of July 2, 2025 to January 31, 2026. Costs for a full annual period would be higher.
²	Annualized.
³	Gross expenses, excluding tax expense, would have been 0.75% for the year ended January 31, 2026.

How did the Fund perform during the period?

For the period of July 2, 2025, to January 31, 2026, the REX-OSPREYTM SOL + Staking ETF (the “Fund”) returned -30.34%. In comparison, the Solana / United States Dollar Cross returned -29.47% and S&P 500® Index returned 12.19% for the same period.

What affected the Fund’s performance?

•Performance during the period was primarily driven by declines in the price of Solana, which weighed on the Fund’s returns. While staking activity provided incremental income, it was not sufficient to offset the overall decline in the underlying asset.

•Broader market conditions across the digital asset ecosystem also pressured performance. Bitcoin declined during the period (-26.19%), contributing to reduced risk appetite and weaker sentiment across crypto markets, which in turn negatively affected Solana and other digital assets.

Cumulative Performance

(based on a hypothetical $10,000 investment)

REX-Osprey™ SOL + Staking ETF - $6,966
S&P 500® Index - $11,219
Solana - $7,053
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
7/2/2025**
7/31/2025
8/31/2025
9/30/2025
10/31/2025
11/30/2025
12/31/2025
1/31/2026

Annual Performance

Total Return Since Inception
REX-Osprey™ SOL + Staking ETF	-30.34%
S&P 500® Index	12.19%
Solana	-29.47%

The S&P 500® Index is a broad-absed unmanged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Solana (SOL) is the native cryptocurrency of the Solana blockchain, used to pay transaction fees, participate in network staking, and support operations across the Solana ecosystem.

Visit www.rexshares.com/ssk/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

REX-Osprey™ SOL + Staking ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$117,663,656
Number of Holdings	5
Total Net Advisory Fee	$944,825
Portfolio Turnover Rate	145.57%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

Sector Breakdown

Top Holdings
Marex Reverse Repurchase Agreement 3.026% 2/4/26	234.72%
Solana	48.01%
CoinShares Physical Staked Solana	46.56%
JitoSOL (Liquid Staking Token on Solana)	2.88%
First American Government Obligations Fund - Institutional Class 4.226%	0.31%

Material Changes

Change in Tax Status

For the period July 2, 2025, to August 31, 2025, the Fund was taxed as a regular C-corporation for federal income tax purposes. As a result, the Fund intends to comply with Sub-chapter M of the Internal Revenue Code. Effective September 1, 2025, the Fund has been treated as a regulated investment company.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/ssk/.

REX-Osprey™ DOGE ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 REX-Osprey™ DOGE ETF ticker: DOJE (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the REX-Osprey™ DOGE ETF for the period of September 18, 2025 (inception) to January 31, 2026. You can find additional information about the Fund at www.rexshares.com/doje/. You can also contact us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ DOGE ETF	$39¹	1.50%²

¹	Costs are for the period of September 18, 2025 to January 31, 2026. Costs for a full annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$16,030,115
Number of Holdings	4
Total Net Advisory Fee	$129,058
Portfolio Turnover Rate	15.77%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

Sector Breakdown

Reverse Repurchase Agreements
232.66%
Crypto Currencies
55.18%
Exchange Traded Products
42.23%
Money Market Fund
0.55%

Top Holdings
Marex Reverse Repurchase Agreement 3.026% 2/4/26	232.66%
Doge Coin	55.18%
21Shares Dogecoin ETP	42.23%
First American Government Obligations Fund - Institutional Class 4.226%	0.55%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/doje/.

REX-Osprey™ ETH + Staking ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026 REX-Osprey™ ETH + Staking ETF ticker: ESK (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the REX-Osprey™ ETH + Staking ETF for the period of September 25, 2025 (inception) to January 31, 2026. You can find additional information about the Fund at www.rexshares.com/esk/. You can also contact us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ ETH + Staking ETF	$22¹	0.75%²

¹	Costs are for the period of September 25, 2026 to January 31, 2026. Costs for a full annual period would be higher.
²	Annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$2,121,421
Number of Holdings	5
Total Net Advisory Fee	$7,362
Portfolio Turnover Rate	146.50%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

Sector Breakdown

Top Holdings
Marex Reverse Repurchase Agreement 3.026% 2/4/26	237.57%
WisdomTree Physical Ethereum ETP	43.15%
CoinShares Physical Staked Ethereum ETP	42.67%
Ethereum	11.58%
First American Government Obligations Fund - Institutional Class 4.226%	0.43%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/esk/.

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $55,125 for 2026 and $0 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $60,000 for 2026 and $0 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $16,800 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)The Fund commenced operations on July 2, 2025.

(2)The Fund commenced operations on September 18, 2025.

(3) The Fund commenced operations on September 25, 2025.

REX-Osprey™ SOL + Staking ETF(1)

REX-Osprey™ DOGE ETF(2)

REX-Osprey™ ETH + Staking ETF(3)

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended January 31, 2026

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ SOL + Staking ETF

Consolidated Schedule of InvestmentsJanuary 31, 2026

See Notes to Consolidated Financial Statements

		Quantity	Value
46.56%	EXCHANGE TRADED PRODUCTS
	CoinShares Physical Staked Solana(A)	4,192,000	$54,789,440
	(Cost: $94,628,034)

50.89%	CRYPTO CURRENCIES(B)
	JitoSOL (Liquid Staking Token on Solana)(A)	26,452	3,391,202
	Solana(A)	554,558	56,485,388
	(Cost: $98,211,262)		59,876,590

0.31%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 4.226%(C)	360,801	360,801
	(Cost: $360,801)

234.72%	REVERSE REPURCHASE AGREEMENTS(D)

	Broker	Interest Rate	Maturity Date	Cost	Value
	Marex Prime Services	3.026%	2/4/2026	$276,186,520	$276,186,520
	(Purchased on 1/29/2026, Collateralized by Cash of $2,710,012 and Various US Treasury Obligations of $273,476,508, Zero Coupon, 2/17/2026 Maturity)
332.48%	TOTAL INVESTMENTS				391,213,351
	(Cost: $469,386,617)
(232.48%)	Liabilities in excess of other assets				(273,549,695)
100.00%	NET ASSETS				$117,663,656

(A)Non-income producing.

(B)All or a portion of these investments are a holding of the REX-OspreyTM SOL + Staking ETF (Caymen) Portfolio S.P. subsidiary.

(C)Effective 7 day yield as of January 31, 2026.

(D)Reverse repurchase agreements are agreements in which the Fund lends cash to financial institutions, collateralized by cash and various U.S. Treasury Obligations. The Fund may enter into reverse repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the cash lent, plus any accrued interest.

FINANCIAL STATEMENTS | January 31, 2026

REX-OSPREY™ DOGE ETF

Consolidated Schedule of InvestmentsJanuary 31, 2026

See Notes to Consolidated Financial Statements

		Quantity	Value
42.23%	EXCHANGE TRADED PRODUCTS
	21Shares Dogecoin ETP(A)	1,826,200	$6,769,723
	(Cost: $14,327,420)

55.18%	CRYPTO CURRENCIES(B)
	Dogecoin(A)	87,050,030	8,845,756
	(Cost: $20,770,031)

0.55%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 4.226%(C)	87,756	87,756
	(Cost: $87,756)

232.66%	REVERSE REPURCHASE AGREEMENTS(D)

	Broker	Interest Rate	Maturity Date	Cost	Value
	Marex Prime Services	3.026%	2/4/2026	$37,295,260	$37,295,260
	(Purchased on 1/29/2026, Collateralized by Cash of $365,951 and Various US Treasury Obligations of $36,929,309, Zero Coupon, 2/17/2026 Maturity)
330.62%	TOTAL INVESTMENTS				52,998,495
	(Cost: $72,480,467)
(230.62%)	Liabilities in excess of other assets				(36,968,380)
100.00%	NET ASSETS				$16,030,115

(A)Non-income producing.

(B)All or a portion of these investments are a holding of the REX-OspreyTM DOGE ETF (Caymen) Portfolio S.P. subsidiary.

(C)Effective 7 day yield as of January 31, 2026.

(D)Reverse repurchase agreements are agreements in which the Fund lends cash to financial institutions, collateralized by cash and various U.S. Treasury Obligations. The Fund may enter into reverse repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the cash lent, plus any accrued interest.

FINANCIAL STATEMENTS | January 31, 2026

REX-OSPREY™ ETH + STAKING ETF

Consolidated Schedule of InvestmentsJanuary 31, 2026

See Notes to Consolidated Financial Statements

		Quantity	Value
85.82%	EXCHANGE TRADED PRODUCTS
	CoinShares Physical Staked Ethereum ETP(A)	11,050	$905,216
	WisdomTree Physical Ethereum ETP(A)	33,850	915,304
	(Cost: $2,526,421)		1,820,520

11.58%	CRYPTO CURRENCIES(B)
	Ethereum(A)	103	245,675
	(Cost: $378,088)

0.43%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 4.226%(C)	9,180	9,180
	(Cost: $9,180)

237.57%	REVERSE REPURCHASE AGREEMENTS(D)

	Broker	Interest Rate	Maturity Date	Cost	Value
	Marex Prime Services	3.026%	2/4/2026	$5,039,900	$5,039,900
	(Purchased on 1/29/2026, Collateralized by Cash of $49,453 and Various US Treasury Obligations of $4,990,447, Zero Coupon, 2/17/2026 Maturity)
335.40%	TOTAL INVESTMENTS				7,115,275
	(Cost: $7,953,589)
(235.40%)	Liabilities in excess of other assets				(4,993,854)
100.00%	NET ASSETS				$2,121,421

(A)Non-income producing.

(B)All or a portion of these investments are a holding of the REX-OspreyTM ETH + Staking ETF (Caymen) Portfolio S.P. subsidiary.

(C)Effective 7 day yield as of January 31, 2026.

(D)Reverse repurchase agreements are agreements in which the Fund lends cash to financial institutions, collateralized by cash and various U.S. Treasury Obligations. The Fund may enter into reverse repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral received will be at least equal to the cash lent, plus any accrued interest.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Consolidated Statements of Assets and LiabilitiesJanuary 31, 2026

See Notes to Consolidated Financial Statements

	REX-Osprey SOL + Staking	REX-Osprey DOGE	REX-Osprey ETH + Staking
ASSETS
Investments at value(1) (Note 1)	$115,026,831	$15,703,235	$2,075,375
Reverse repurchase agreements at value(2) (Note 1)	276,186,520	37,295,260	5,039,900
Interest receivable	74,520	9,711	1,331
Other receivables	123,312	—	—
TOTAL ASSETS	391,411,183	53,008,206	7,116,606

LIABILITIES
Payable for investments purchased	273,641,821	36,951,633	4,993,464
Accrued advisory fees	105,706	26,458	1,721
TOTAL LIABILITIES	273,747,527	36,978,091	4,995,185
NET ASSETS	$117,663,656	$16,030,115	$2,121,421

Net Assets Consist of:
Paid-in capital	$163,183,411	$28,760,545	$2,698,991
Distributable earnings (accumulated deficits)	(45,519,755)	(12,730,430)	(577,570)
Net Assets	$117,663,656	$16,030,115	$2,121,421

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	8,000,000	1,600,000	130,000
Net Asset Value and Offering Price Per Share	$14.71	$10.02	$16.32

(1)Cost of investments	$193,200,097	$35,185,207	$2,913,689
(2)Cost of reverse repurchase agreements	$276,186,520	$37,295,260	$5,039,900

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Consolidated Statements of Operations	Period Ended January 31, 2026

See Notes to Consolidated Financial Statements

	REX-Osprey SOL + Staking(1)	REX-Osprey DOGE(2)	REX-Osprey ETH + Staking(3)
INVESTMENT INCOME
Staking rewards	$4,131,615	$—	$—
Interest income	1,152,478	85,266	18,928
Investment income	867,392	—	—
Total investment income	6,151,485	85,266	18,928

EXPENSES
Investment advisory fees (Note 2)	944,825	129,058	7,362
Total expenses	944,825	129,058	7,362

NET INVESTMENT INCOME, BEFORE INCOME TAXES	5,206,660	(43,792)	11,566
Current income tax expense (Note 4)	8,833,158	—	—
Net investment income (loss)	(3,626,498)	(43,792)	11,566

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments, before income taxes	(61,627,678)	(2,589,975)	(1,093,758)
Current income tax expense (Note 4)	—	—	—
Net realized gain (loss) on investments	(61,627,678)	(2,589,975)	(1,093,758)

Net change in unrealized appreciation (depreciation) of investments, before income taxes	(78,173,266)	(19,481,971)	(838,314)
Deferred income tax expense (Note 4)	—	—	—
Net change in unrealized gain (loss) of investments	(78,173,266)	(19,481,971)	(838,314)
Net realized and unrealized gain (loss)	(139,800,944)	(22,071,946)	(1,932,072)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(143,427,442)	$(22,115,738)	$(1,920,506)

(1)The Fund commenced operations on July 2, 2025.

(2)The Fund commenced operations on September 18, 2025.

(3)The Fund commenced operations on September 25, 2025.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Consolidated Statements of Changes in Net Assets

See Notes to Consolidated Financial Statements

	REX-Osprey SOL + Staking(1)	REX-Osprey DOGE(2)	REX-Osprey ETH + Staking(3)
	Period Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(3,626,498)	$(43,792)	$11,566
Net realized gain (loss) on investments	(61,627,678)	(2,589,975)	(1,093,758)
Net change in unrealized appreciation (depreciation) of investments	(78,173,266)	(19,481,971)	(838,314)
Increase (decrease) in net assets from operations	(143,427,442)	(22,115,738)	(1,920,506)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(25,485,427)	—	(10,838)
Return of capital	—	—	(2,378)
Decrease in net assets from distributions	(25,485,427)	—	(13,216)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	474,651,233	39,779,428	8,023,613
Shares redeemed	(188,074,708)	(1,633,575)	(3,968,470)
Increase (decrease) in net assets from capital stock transactions	286,576,525	38,145,853	4,055,143

NET ASSETS
Increase (decrease) during period	117,663,656	16,030,115	2,121,421
Beginning of period	—	—	—

End of period	$117,663,656	$16,030,115	$2,121,421

(1)The Fund commenced operations on July 2, 2025.

(2)The Fund commenced operations on September 18, 2025.

(3)The Fund commenced operations on September 25, 2025.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ SOL + Staking ETF

Consolidated Financial Highlights	Selected Per Share Data Throughout The Period

See Notes to Consolidated Financial Statements

Period Ended January 31, 2026*
Net asset value, beginning of period	$24.94

Investment activities
Net investment income (loss)(1)	(0.45)
Net realized and unrealized gain (loss) on investments	(6.69)
Total from investment activities	(7.14)
Distributions
Net investment income	(3.09)
Total distributions	(3.09)
Net asset value, end of period	$14.71

Total Return(2)	(30.34%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, including tax expense	7.80%
Expenses, excluding tax expense	0.75%
Net investment income (loss)	(2.89%)
Portfolio turnover rate(2)	145.57%
Net assets, end of period (000s)	$117,664

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

*The Fund commenced operations on July 2, 2025.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ DOGE ETF

Consolidated Financial Highlights	Selected Per Share Data Throughout The Period

See Notes to Consolidated Financial Statements

Period Ended January 31, 2026*
Net asset value, beginning of period	$25.00

Investment activities
Net investment income (loss)(1)	(0.03)
Net realized and unrealized gain (loss) on investments	(14.95)
Total from investment activities	(14.98)
Net asset value, end of period	$10.02

Total Return(2)	(59.92%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.50%
Net investment income (loss)	(0.51%)
Portfolio turnover rate(2)	15.77%
Net assets, end of period (000s)	$16,030

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

*The Fund commenced operations on September 18, 2025.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETH + Staking ETF

Consolidated Financial Highlights	Selected Per Share Data Throughout The Period

See Notes to Consolidated Financial Statements

Period Ended January 31, 2026*
Net asset value, beginning of period	$25.00

Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments	(8.69)
Total from investment activities	(8.61)
Distributions
Net investment income	(0.06)
Return of capital	(0.01)
Total distributions	(0.07)
Net asset value, end of period	$16.32

Total Return(2)	(34.48%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	0.75%
Net investment income (loss)	1.18%
Portfolio turnover rate(2)	146.50%
Net assets, end of period (000s)	$2,121

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized.

*The Fund commenced operations on September 25, 2025.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial StatementsJanuary 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX-Osprey™ SOL + Staking ETF (“REX-Osprey SOL + Staking”), REX-Osprey™ DOGE ETF (“REX-Osprey DOGE”), and REX-Osprey™ ETH + Staking ETF (“REX-Osprey ETH + Staking”) (collectively “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”), which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares are registered under the Securities Act of 1933, as amended. REX-Osprey SOL + Staking commenced operations on July 2, 2025. REX-Osprey DOGE commenced operations on September 18, 2025. REX-Osprey ETH + Staking commenced operations on September 25, 2025.

The investment objectives of the Funds are as follows:

Fund	Objective
REX-Osprey SOL + Staking	To seek investment results of 1x the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.
REX-Osprey DOGE	To seek investment results of 1x the performance, before fees and expenses, of Dogecoin (“DOGE” or the “Reference Asset”).
REX-Osprey ETH + Staking	To seek investment results of 1x the performance, before fees and expenses, of Ethereum (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Consolidated Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

Security Valuation

The Funds record their investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. The Funds may engage one or more third-party vendors to value the Reference Assets. Such third-party vendors may obtain a price from the particular Reference Asset’s principal market and/or use other factors, such as volume and activity data, in determining a fair market value. The Funds may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions for leveraging purposes.

Cryptocurrency held directly will be valued daily by an independent pricing agent (e.g., CF Benchmarks) based on aggregated trade data from multiple cryptocurrency-USD markets operated by major cryptocurrency exchanges and synchronized to the Valuation Time. This methodology used to calculate the price to value the cryptocurrency may not be deemed consistent with U.S. GAAP because it uses an amalgamated price from various markets and a trade weighted average pricing methodology.

For financial reporting purposes only, for each cryptocurrency with actively quoted prices in a principal market as of the close of Valuation Time, the quoted price is used as the fair value. When a quoted price in a principal market is not available, comparable data from active markets will be used. If neither a quoted

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

price nor comparable data is available, internal models or data will be used to estimate fair value. Assumptions used in any internal models, and the valuation methods used will be appropriate and consistent with market practice.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security.

When the Funds use fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

The following is a summary of the level of inputs used to value the Funds’ investments as of January 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
REX-Osprey SOL + Staking
Assets:
Exchange Traded Products	$54,789,440	$—	$—	$54,789,440
Crypto Currencies	59,876,590	—	—	59,876,590
Money Market Fund	360,801	—	—	360,801
	$115,026,831	$—	$—	$115,026,831

Other Financial Instruments:
Reverse Repurchase Agreements	$—	$276,186,520	$—	$276,186,520

REX-Osprey DOGE
Assets:
Exchange Traded Products	$6,769,723	$—	$—	$6,769,723
Crypto Currencies	8,845,756	—	—	8,845,756
Money Market Fund	87,756	—	—	87,756
	$15,703,235	$—	$—	$ 15,703,235

Other Financial Instruments:
Reverse Repurchase Agreements	$—	$37,295,260	$—	$37,295,260

REX-Osprey ETH + Staking
Assets:
Exchange Traded Products	$1,820,520	$—	$—	$1,820,520
Crypto Currencies	245,675	—	—	245,675
Money Market Fund	9,180	—	—	9,180
	$2,075,375	$—	$—	$2,075,375

Other Financial Instruments:
Reverse Repurchase Agreements	$—	$5,039,900	$—	$5,039,900

Refer to the Funds’ Consolidated Schedule of Investments for a listing of the securities by type and sector. None of the Funds held any Level 3 securities at any time during the period ended January 31, 2026.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

Staking Information

The Funds may seek to generate income and potential capital appreciation through staking the Reference Asset. Staking generally involves committing the Reference Asset to participate in the applicable blockchain network’s delegated proof-of-stake validation process. In return, the holder may receive staking rewards in the form of the Reference Asset, which represent a portion of the network’s transaction fees and inflationary issuances. Each Fund directs the custodian that holds the Reference Asset (the “Crypto Custodian”) to delegate an amount of the Fund’s Reference Asset holdings, as determined by the advisor, to one or more validators for staking. Although the Funds generally intend to stake a significant portion of their Reference Asset holdings, all holdings may not be staked at all times due to liquidity needs or other factors as determined by the advisor. Staked Reference Assets remain in the possession and control of the Crypto Custodian. Staking rewards, which are paid in the Reference Asset and may be subject to bonding or lock-up periods, may be earned in connection with staking activities. The Funds pay fees to the Crypto Custodian and the applicable validator or validators for staking services. The advisor does not retain any portion of staking rewards and all rewards, net of any applicable fees paid to the Crypto Custodian and validators, are allocated to the Funds.

The Funds may also earn staking rewards by investing in liquid staking protocols. Liquid staking protocols provide a freely tradable digital token (“Liquid Staking Token”) that represents the Reference Asset deposited with the protocol for staking. Liquid Staking Tokens allow holders to receive the benefits of staking without the illiquidity typically associated with locked or bonded Reference Assets. Generally, a Liquid Staking Token represents the amount of the Reference Asset deposited with the protocol together with any rewards earned through staking. Staking rewards may be reflected either through an increase in the value of the Liquid Staking Token relative to the Reference Asset (reward-bearing tokens) or through an increase in the quantity of tokens held while maintaining a relatively stable value relative to the Reference Asset (rebasing tokens). Liquid Staking Tokens may generally be sold for cash. While Liquid Staking Tokens typically do not have direct fees, fees may be charged by the staking protocol for staking the underlying Reference Asset or for unwrapping the Liquid Staking Token.

Staking Rewards — REX-Osprey SOL + Staking

REX-Osprey SOL + Staking participates as a delegator in SOL staking by entering into staking arrangements directly with third-party blockchain validators. REX-Osprey SOL + Staking retains control of its SOL throughout

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

the staking process, and the delegation of SOL for staking purposes does not constitute a sale, transfer, or other derecognition event, as control of the SOL is not transferred to the validators. Accordingly, the staked SOL is not derecognized under ASC Topic 610-20, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets, or ASC Topic 350-60, Intangibles—Goodwill and Other—Crypto Assets.

Staking rewards are earned based on validation activity performed by the validators over discrete protocols periods (“epochs”) and are recognized as investment income at epoch end, when the protocol has finalized the rewards amount and the rewards are credited to a wallet controlled by REX-Osprey SOL + Staking. Staking rewards are measured at fair value at epoch end using the fair value pricing in accordance with REX-Osprey SOL + Staking’s fair value pricing policy, which is based on a composite pricing index derived from observable market inputs.

Although REX-Osprey SOL + Staking engages directly with validators, it does not control the underlying block validation activities or the determination of rewards under the Solana protocol. Validator commissions and related staking fees are deducted from staking rewards by the protocol or validators prior to crediting the net rewards to REX-Osprey SOL + Staking. Accordingly, staking income is recorded on a net basis, reflecting the net amount of SOL received by REX-Osprey SOL + Staking.

In certain instances, validators may collect on chain staking related fees in excess of the agreed upon commission rate. When this occurs, the excess amounts are rebated to REX-Osprey SOL + Staking by the validator periodically. Such rebate amounts are credited directly to a wallet controlled by REX-Osprey SOL + Staking. Validator rebates are recorded in the same manner as staking rewards and are recognized as investment income when earned and determinable, consistent with REX-Osprey SOL + Staking’s staking reward recognition policy. Rebates are measured at fair value upon receipt using the REX-Osprey SOL + Staking’s fair value pricing policy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Each Fund will recognize income from staking rewards when the amount of the staking rewards to which a

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

Fund is entitled becomes known or calculable. Staking rewards will be included in a Fund’s net asset value calculation on the day the staking reward is included on the Fund’s transaction reports if such transaction reports are received prior to 4 PM ET.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

For the period of July 2, 2025, through August 31, 2025, REX-Osprey SOL was treated as a regular C-corporation for U.S. federal income tax purposes and not as a regulated investment company like most mutual funds and exchange traded funds. Accordingly, all distributions to shareholders during that period will be treated as dividend income to the extent paid from the Funds’ earnings and profits (as determined for U.S. federal income tax purposes) and will be currently taxed as such unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals from such arrangements generally will be taxed.

Since September 1, 2025, for REX-Osprey SOL + Staking, and since inception for REX-Osprey DOGE and REX-Osprey ETH + Staking, each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Each Fund uses a subsidiary that is wholly-owned and controlled by its respective Fund. For REX-Osprey SOL + Staking, that subsidiary is the REX-OspreyTM + Staking SOL (Cayman) Portfolio S.P. (the “SOL Subsidiary”); for REX-Osprey DOGE, that subsidiary is the REX-OspreyTM DOGE (Cayman) Portfolio S.P. (the “DOGE Subsidiary”); and for REX-Osprey ETH + Staking, that subsidiary is the REX-OspreyM + Staking ETH (Cayman) Portfolio S.P. (the “ETH Subsidiary”); (each, a “REXOspreyTM Subsidiary”). Each REX-OspreyTM Subsidiary is classified

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended January 31, 2026, such reclassifications were attributable primarily to the utilization of earnings and profits distributed to shareholders on redemption of shares and different tax treatment of REX-Osprey SOL when it was taxed as a regular C-corporation.

Fund	Paid-in Capital	Distributable Earnings
REX-Osprey SOL + Staking	$(123,393,114)	$123,393,114
REX-Osprey DOGE	(9,385,308)	9,385,308
REX-Osprey ETH + Staking	(1,353,774)	1,353,774

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares for REX-Osprey SOL + Staking and REX-Osprey DOGE and at least 10,000 shares for REX-Osprey ETH + Staking known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank National Association (the “ETF Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
REX-Osprey SOL + Staking	25,000	$300	$367,750
REX-Osprey DOGE	25,000	$300	$250,500
REX-Osprey ETH + Staking	10,000	$300	$163,200

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Consolidated Statements of Assets and Liabilities, when applicable.

Consolidation of Subsidiary

None of the Funds will invest directly in the Reference Asset or any other digital assets. Rather, each Fund seeks to gain exposure through investments in subsidiaries organized under the laws of the Cayman Islands. Each of the Funds may invest up to 25% of its total assets in its respective subsidiary. The Consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights of each Fund include the accounts of its respective subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for each Fund. Each subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Funds’ prospectus and statement of additional information. Each subsidiary will generally invest in the Reference Asset. The inception date of the SOL Subsidiary was July 2, 2025. The inception date of the DOGE Subsidiary was September 18, 2025. The inception date of the ETH Subsidiary was September 25, 2025.

Each Fund may seek to reduce its total assets exposure to its Subsidiary through the use short-term Treasury Bills they own or purchase additional Treasury Bills to transact in reverse repurchase transactions. The reverse repurchase agreements will increase the Funds’ gross assets, which the Advisor expects will allow the Funds to meet the Asset Diversification Test. When the Funds enter into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement transactions, or (ii) treat the reverse repurchase agreement transactions as derivatives transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable the value-at-risk limit on leverage risk.

As of January 31, 2026, the net assets of each Fund were invested in its subsidiary as follows:

Fund	Net Assets of the Fund	Amount invested in subsidiary	Percentage of Net Assets invested in Subsidiary
REX-Osprey SOL + Staking	$117,663,656	$59,999,902	50.99%
REX-Osprey DOGE	16,030,115	8,845,758	55.18%
REX-Osprey ETH + Staking	2,121,421	1,160,980	54.73%

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

The Funds utilized sales during the 30-day cure period prescribed under the Internal Revenue Code to remain in compliance with a diversification requirement that requires funds to limit investments in any single asset to less than 25% of each Fund’s total assets.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Funds’ investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of each Fund’s daily net assets, at the annualized rate of:

REX-Osprey SOL + Staking	0.75%
REX-Osprey DOGE	1.50%
REX-Osprey ETH + Staking	0.75%

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor provides trading and execution services to the Funds, and provides similar services to other investment companies and separately managed accounts, and acts as sub-adviser to another exchange-traded fund managed by the Advisor that employs a similar investment strategy as the Funds.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on each Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum of $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as each Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Funds. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services (“U.S. Bancorp”) serves as each Fund’s fund accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodians

Pursuant to a Custody Agreement with the Trust, U.S. Bank National Association (“ETF Custodian”) serves as ETF Custodian for the Funds and safeguards and holds the Funds’ cash and securities issued by ETFs and other non-Reference Asset securities, settles the Funds’ non-Reference Asset transactions and collects income on the Funds’ investments. For its services, the ETF Custodian is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

Pursuant to a Custody Agreement with the Trust, Anchorage Digital Bank National Association (“Crypto Custodian”), serves as Crypto Custodian for the Funds and safeguards the Funds’ cash, holdings in the Reference Asset, and LSTs, settles the Funds’ Reference Asset and LST transactions and collects staking rewards.

Distributor

Foreside Fund Services, LLC serves as each Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended January 31, 2026, were as follows:

Fund	Purchases	Sales
REX-Osprey SOL + Staking	$573,426,999	$324,332,809
REX-Osprey DOGE	40,565,082	2,982,546
REX-Osprey ETH + Staking	8,179,867	4,203,767

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

For the period July 2, 2025, to August 31, 2025, REX-Osprey SOL + Staking was taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Such taxes will reduce the return from an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund’s shares will also be reduced by the accrual of any deferred tax liabilities.

Since REX-Osprey SOL + Staking will be subject to taxation on its taxable income, the NAV of REX-Osprey SOL + Staking’s shares will also be reduced by the accrual of any deferred tax liabilities.

REX-Osprey SOL + Staking’s income tax expense (benefit) for the period ended August 31, 2025 consists of the following:

	Current	Deferred	Total
Federal	$6,774,607	$—	$6,774,607
State	2,058,551	—	2,058,551
Total tax expense	$8,833,158	$—	$8,833,158

Total current income tax expense (benefit) differs from the amount computed by applying the federal statutory income tax rate of 21% to investment income and realized and unrealized gain (losses) on investment before income taxes as follows:

Income tax expense at statutory rate	$7,206,903
State income taxes (net of federal benefit)	1,626,255
Net income tax expense	$8,833,158

REX-Osprey SOL + Staking recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund.

REX-Osprey SOL + Staking recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2026, REX-Osprey SOL paid no penalties and interest.

REX-Osprey SOL + Staking will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, REX-

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

Osprey SOL + Staking is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of January 31, 2026, the tax years from the initial period forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

In December 2025, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual period beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund's consolidated financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid during the periods ended January 31, 2026, were as follows:

Fund	Ordinary Income	Return of Capital	Total
REX-Osprey SOL + Staking	$25,485,427	$—	$25,485,427
REX-Osprey DOGE	—	—	—
REX-Osprey ETH + Staking	10,838	2,378	13,216

As of January 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Other Accumulated Losses	Net Unrealized Appreciation (Depreciation)	Total
REX-Osprey SOL + Staking	$(1,383,796)	$(44,135,959)	$(45,519,755)
REX-Osprey DOGE	(122,243)	(12,608,187)	(12,730,430)
REX-Osprey ETH + Staking	(22,261)	(555,309)	(577,570)

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

Under current law, late-year ordinary specified losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer these losses as follows:

Fund	Late-year Ordinary Losses
REX-Osprey SOL + Staking	$31,187
REX-Osprey DOGE	16,571
REX-Osprey ETH + Staking	390

As of January 31, 2026, The Funds had capital loss carryforwards, all of which is considered short term. These losses may be carried forward indefinitely. The tax character of these losses is as follows:

Fund	Total
REX-Osprey SOL + Staking	$1,352,609
REX-Osprey DOGE	105,492
REX-Osprey ETH + Staking	21,871

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
REX-Osprey SOL + Staking	$433,865,783	$—	$(42,652,432)	$(42,652,432)
REX-Osprey DOGE	65,606,683	—	(12,608,188)	(12,608,188)
REX-Osprey ETH + Staking	7,670,584	—	(555,309)	(555,309)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 25,000 shares for REX-Osprey SOL + Staking and REX-Osprey DOGE and 10,000 shares for REX-Osprey ETH + Staking (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Period Ended January 31, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
REX-Osprey SOL + Staking	15,675,000	(7,675,000)	8,000,000
REX-Osprey DOGE	1,725,000	(125,000)	1,600,000
REX-Osprey ETH + Staking	325,000	(195,000)	130,000

NOTE 6 – SECTOR RISK

If the Funds have significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Funds than would be the case if the Funds did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of January 31, 2026, 50.89% and 55.18% of the value of the net assets of REX-Osprey SOL + Staking and REX-Osprey DOGE, respectively, were invested in the Reference Asset. As of January 31, 2026, 46.56%, 42.23% and 85.82% of the value of the net assets of REX-Osprey SOL + Staking, REX-Osprey DOGE, and REX-Osprey ETH + Staking, respectively, were invested in an asset that provides exposure to the Reference Asset.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Notes to Financial Statements - continuedJanuary 31, 2026

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Consolidated Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ETF Opportunities Trust:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of REX-Osprey™ SOL + Staking ETF, REX-Osprey™ DOGE ETF and REX-Osprey™ ETH+ Staking ETF (each a Fund and collectively, the Funds), including the consolidated schedules of investments, as of January 31, 2026, the related consolidated statements of operations and consolidated changes in net assets for the periods listed in the Appendix, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for the periods listed in the Appendix. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, The financial position of the Funds as of January 31, 2026, the results of their operations, changes in their net assets, and the consolidated financial highlights for the periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of investments owned as of January 31, 2026, by correspondence

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Report of Independent Registered Public Accounting Firm - continued

with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2025.

Columbus, Ohio
April 1, 2026

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Report of Independent Registered Public Accounting Firm - continued

Appendix

REX-OspreyTM SOL + Staking ETF
Consolidated Statement of Operations	For the Period from July 2, 2025 (commencement of operations) through January 31, 2026.
Consolidated Statement of Changes in Net Assets	For the Period from July 2, 2025 (commencement of operations) through January 31, 2026.
Consolidated Financial Highlights	For the Period from July 2, 2025 (commencement of operations) through January 31, 2026.
REX-OspreyTM DOGE ETF
Consolidated Statement of Operations	For the Period from September 18, 2025 (commencement of operations) through January 31, 2026.
Consolidated Statement of Changes in Net Assets	For the Period from September 18, 2025 (commencement of operations) through January 31, 2026.
Consolidated Financial Highlights	For the Period from September 18, 2025 (commencement of operations) through January 31, 2026.
REX-OspreyTM ETH + Staking ETF
Consolidated Statement of Operations	For the Period from September 25, 2025 (commencement of operations) through January 31, 2026.
Consolidated Statement of Changes in Net Assets	For the Period from September 25, 2025 (commencement of operations) through January 31, 2026.
Consolidated Financial Highlights	For the Period from September 25, 2025 (commencement of operations) through January 31, 2026.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

The approval of the investment advisory agreement pertains only to the REX-OspreyTM ETH + Staking ETF and the REX-OspreyTM DOGE ETF. The approval of the investment advisory agreement for the REX-OspreyTM SOL + Staking ETF can be found in that Fund’s semi-annual report dated July 31, 2025.

At meetings held on March 11-12, and June 17-18, 2025 (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “REX Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX,” or the “Adviser”), with respect to the REX ETF. The Board reflected on its discussions with the representatives from REX earlier in the Meeting regarding the manner in which the REX ETF is to be managed and the roles and responsibilities of REX under the REX Advisory Agreement. The Board also acknowledged that, although it deliberated and had approved the REX Advisory Agreement in March, it reevaluated it again in June due to substantial revisions to the REX ETF’s strategies in response to comments received from the SEC staff, and the addition of staking to the strategies.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the REX Advisory Agreement and the response of REX to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by REX, an expense comparison analysis for the REX ETF and comparable ETFs, and the REX Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the REX Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by REX; (ii) the investment performance of REX; (iii) the costs of the services to be provided and profits to be realized by REX from the relationship with the REX ETF; (iv) the extent to which economies of scale would be realized if the REX ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the REX Advisory Agreement, including: (i) information regarding the services and support to be provided by REX to the REX ETF and its shareholders; (ii) presentations by management of REX addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the REX ETF; (iii) information pertaining to the compliance structure of REX; (iv) disclosure information contained in the REX ETF’s registration statement and REX’s Form ADV and/or the policies and procedures of REX; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the REX Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX, including financial information, personnel and the services to be provided by REX to the REX ETF, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the REX ETF and comparative expense information for other ETFs with strategies similar to the REX ETF prepared by an independent third party; (iii) the anticipated effect of size on the REX ETF’s performance and expenses; and (iv) benefits anticipated to be realized by REX from its relationship with the REX ETF.

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the REX Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the REX Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by REX.

In this regard, the Board considered the responsibilities of REX under the REX Advisory Agreement. The Board reviewed the services to be provided by REX to the REX ETF, including, without limitation, the processes of REX for assuring compliance with the REX ETF’s investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for the REX ETF among the service providers; and the anticipated efforts of REX to promote the REX ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating REX; the education and experience of REX’s personnel; and information provided regarding REX’s compliance program, and policies and procedures. After reviewing the foregoing and further information from REX, the Board concluded that the quality, extent, and nature of the services to be provided by REX, was satisfactory and adequate for the REX ETF.

The investment performance of REX and REX ETF.

The Board noted that the REX ETF had not yet commenced operations and therefore the REX ETF does not have a performance record.

The costs of services to be provided and profits to be realized by REX from the relationship with the REX ETF.

In this regard, the Board considered the financial condition of REX and the level of commitment to the REX ETF by REX. The Board also considered the projected assets and proposed expenses of the REX ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by REX. The Trustees considered the unitary fee structure proposed by REX. The Board compared the proposed unitary fee of the REX ETF to the advisory fees and net expense ratios of ETFs from its Morningstar category, Digital Assets (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee was lower than the median advisory fees of the Category and Peer Group, and that the Fund’s projected net expense ratio was also lower than

FINANCIAL STATEMENTS | January 31, 2026

REX-Osprey™ ETFs

Supplemental Information (unaudited) - continued

the median of its Category and Peer Group. The Trustees acknowledged REX’s representation that the proposed advisory fees are appropriate for an actively managed fund with a unique strategy such as the REX ETF. The Trustee’s also noted the complexity and high degree of difficulty required to implement the REX ETF’s strategy, especially the staking component, and that it is the first ETF of its kind to implement the strategy. The Trustees also noted that REX does not manage any separate accounts with strategies similar to those of the REX ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to REX were within an acceptable range in light of the services to be rendered by REX.

The extent to which economies of scale would be realized as the REX ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the REX ETF’s investors.

The Trustees considered that it was not anticipated that the REX ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as the REX ETF were to grow. However, the Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the REX personnel assigned to the REX ETF; the basis of decisions to buy or sell securities for the REX ETF; and the substance and administration of the Code of Ethics and other relevant policies of REX. The Board also considered potential benefits for REX in managing the REX ETF. Following further consideration and discussion, the Board concluded that the standards and practices of REX relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by REX from managing the REX ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the REX Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the REX Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 6, 2026

* Print the name and title of each signing officer under his or her signature.